UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Locke Capital Management, Inc.
Address:  25 Walnut Street
          Newport, RI  02840

Form 13F File Number:  028-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derrick Webster
Title:    COO
Phone:    212 755 7600

Signature, Place, and Date of Signing:

     /s/ Derrick Webster          New York, NY 10022          June 30, 2008
     ---------------------        ------------------          -------------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           77

Form 13F Information Table Value Total:  $   113,015
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
ABB LTD SPONSORED ADR CMN       SPONSORED ADR  000375204    1,755    65,177  SH          SOLE                  65,177
ABB LTD SPONSORED ADR CMN       SPONSORED ADR  000375204    2,480    92,107  SH          SOLE                                 92,107
AFLAC INCORPORATED CMN          COMMON         001055102    1,370    21,096  SH          SOLE                  21,096
AFLAC INCORPORATED CMN          COMMON         001055102      745    11,470  SH          SOLE                                 11,470
AU OPTRONICS CORP. SPONSORED A  SPONSORED ADR  002255107    1,698    98,783  SH          SOLE                  98,783
AU OPTRONICS CORP. SPONSORED A  SPONSORED ADR  002255107    2,455   142,826  SH          SOLE                                142,826
AUTOMATIC DATA PROCESSING INC   COMMON         053015103    1,386    32,697  SH          SOLE                  32,697
AUTOMATIC DATA PROCESSING INC   COMMON         053015103      742    17,510  SH          SOLE                                 17,510
BAXTER INTERNATIONAL INC CMN    COMMON         071813109    1,275    22,048  SH          SOLE                  22,048
BAXTER INTERNATIONAL INC CMN    COMMON         071813109      746    12,900  SH          SOLE                                 12,900
BHP BILLITON LTD SPONSORED ADR  SPONSORED ADR  088606108    2,448    37,182  SH          SOLE                  37,182
BHP BILLITON LTD SPONSORED ADR  SPONSORED ADR  088606108    3,704    56,253  SH          SOLE                                 56,253
CADBURY SCHWEPPES P.L.C. ADR A  ADR            127209302    1,659    37,525  SH          SOLE                  37,525
CADBURY SCHWEPPES P.L.C. ADR A  ADR            127209302    2,191    49,552  SH          SOLE                                 49,552
CELGENE CORPORATION CMN         COMMON         151020104    1,369    22,333  SH          SOLE                  22,333
CELGENE CORPORATION CMN         COMMON         151020104      745    12,150  SH          SOLE                                 12,150
CISCO SYSTEMS, INC. CMN         COMMON         17275r102    1,163    48,297  SH          SOLE                  48,297
CISCO SYSTEMS, INC. CMN         COMMON         17275r102      732    30,400  SH          SOLE                                 30,400
COLGATE-PALMOLIVE CO CMN        COMMON         194162103    1,350    17,334  SH          SOLE                  17,334
COLGATE-PALMOLIVE CO CMN        COMMON         194162103      736     9,450  SH          SOLE                                  9,450
COMPANHIA VALE DO RIO DOCE SPO  SPON ADR PFD   204412209    2,464    71,122  SH          SOLE                  71,122
COMPANHIA VALE DO RIO DOCE SPO  SPON ADR PFD   204412209    3,717   107,297  SH          SOLE                                107,297
CUMMINS INC COMMON STOCK        COMMON         231021106    1,091    23,301  SH          SOLE                  23,301
CUMMINS INC COMMON STOCK        COMMON         231021106      688    14,700  SH          SOLE                                 14,700
DIAGEO PLC SPON ADR (NEW) SPON  SPON ADR NEW   25243q205    1,684    20,713  SH          SOLE                  20,713
DIAGEO PLC SPON ADR (NEW) SPON  SPON ADR NEW   25243q205    1,203    14,796  SH          SOLE                                 14,796
ECOLAB INC CMN                  COMMON         278865100    1,155    26,600  SH          SOLE                  26,600
ECOLAB INC CMN                  COMMON         278865100      734    16,900  SH          SOLE                                 16,900
EMBRAER-BRAZILIAN AVIATION ADR  SPONSORED ADR  29081m102    1,570    39,732  SH          SOLE                  39,732
EMBRAER-BRAZILIAN AVIATION ADR  SPONSORED ADR  29081m102    2,437    61,689  SH          SOLE                                 61,689
HARRIS CORP CMN                 COMMON         413875105    1,343    27,673  SH          SOLE                  27,673
HARRIS CORP CMN                 COMMON         413875105      733    15,100  SH          SOLE                                 15,100
HARSCO CORPORATION              COMMON         415864107      172     3,103  SH          SOLE                   3,103
HELMERICH & PAYNE INC. CMN      COMMON         423452101    1,375    29,330  SH          SOLE                  29,330
HELMERICH & PAYNE INC. CMN      COMMON         423452101      750    16,000  SH          SOLE                                 16,000
HEWLETT-PACKARD CO. CMN         COMMON         428236103    1,148    25,150  SH          SOLE                  25,150
HEWLETT-PACKARD CO. CMN         COMMON         428236103      721    15,800  SH          SOLE                                 15,800
ILLINOIS TOOL WORKS CMN         COMMON         452308109    1,345    27,878  SH          SOLE                  27,878
ILLINOIS TOOL WORKS CMN         COMMON         452308109      737    15,290  SH          SOLE                                 15,290
INTEL CORPORATION CMN           COMMON         458140100    1,396    65,897  SH          SOLE                  65,897
INTEL CORPORATION CMN           COMMON         458140100      742    35,030  SH          SOLE                                 35,030
JOHNSON & JOHNSON CMN           COMMON         478160104    1,358    20,927  SH          SOLE                  20,927
JOHNSON & JOHNSON CMN           COMMON         478160104      733    11,300  SH          SOLE                                 11,300
LUBRIZOL CORPORATION CMN        COMMON         549271104    1,299    23,394  SH          SOLE                  23,394
LUBRIZOL CORPORATION CMN        COMMON         549271104      713    12,850  SH          SOLE                                 12,850
MC DONALDS CORP CMN             COMMON         580135101    1,370    24,574  SH          SOLE                  24,574
MC DONALDS CORP CMN             COMMON         580135101      742    13,300  SH          SOLE                                 13,300
MICROSOFT CORPORATION CMN       COMMON         594918104    1,369    48,237  SH          SOLE                  48,237
MICROSOFT CORPORATION CMN       COMMON         594918104      746    26,300  SH          SOLE                                 26,300
NIKE CLASS-B CMN CLASS B        CL B           654106103    1,442    21,199  SH          SOLE                  21,199
NIKE CLASS-B CMN CLASS B        CL B           654106103      762    11,200  SH          SOLE                                 11,200
NOKIA CORP SPON ADR SPONSORED   SPONSORED ADR  654902204    2,389    75,060  SH          SOLE                  75,060
NOKIA CORP SPON ADR SPONSORED   SPONSORED ADR  654902204    3,771   118,479  SH          SOLE                                118,479
NOVARTIS AG-ADR SPONSORED ADR   SPONSORED ADR  66987v109    1,740    33,965  SH          SOLE                  33,965
NOVARTIS AG-ADR SPONSORED ADR   SPONSORED ADR  66987v109    2,457    47,964  SH          SOLE                                 47,964
PPG INDUSTRIES INC. CMN         COMMON         693506107    1,174    19,400  SH          SOLE                  19,400
PPG INDUSTRIES INC. CMN         COMMON         693506107      744    12,300  SH          SOLE                                 12,300
RIO TINTO PLC SPONSORED ADR     SPONSORED ADR  767204100    2,452     5,954  SH          SOLE                   5,954
RIO TINTO PLC SPONSORED ADR     SPONSORED ADR  767204100    3,425     8,317  SH          SOLE                                  8,317
SK TELECOM CO., LTD. SPONSORED  SPONSORED ADR  78440p108    1,454    67,300  SH          SOLE                  67,300
SK TELECOM CO., LTD. SPONSORED  SPONSORED ADR  78440p108    2,427   112,312  SH          SOLE                                112,312
SMITH & NEPHEW PLC ADR CMN      SPDN ADR N     83175m205      678    10,274  SH          SOLE                  10,274
SMITH & NEPHEW PLC ADR CMN      SPDN ADR N     83175m205    2,223    33,682  SH          SOLE                                 33,682
STATOILHYDRO ASA SPONSORED ADR  SPONSORED ADR  85771p102    1,710    57,264  SH          SOLE                  57,264
STATOILHYDRO ASA SPONSORED ADR  SPONSORED ADR  85771p102    2,445    81,848  SH          SOLE                                 81,848
TEVA PHARMACEUTICAL IND LTD AD  ADR            881624209    1,696    36,708  SH          SOLE                  36,708
TEVA PHARMACEUTICAL IND LTD AD  ADR            881624209    2,440    52,820  SH          SOLE                                 52,820
TEXTRON INC.DEL. CMN            COMMON         883203101    1,368    24,677  SH          SOLE                  24,677
TEXTRON INC.DEL. CMN            COMMON         883203101      745    13,450  SH          SOLE                                 13,450
UNITED TECHNOLOGIES CORP CMN    COMMON         913017109    1,153    16,750  SH          SOLE                  16,750
UNITED TECHNOLOGIES CORP CMN    COMMON         913017109      729    10,600  SH          SOLE                                 10,600
VODAFONE GROUP PLC SPONSORED A  SPONS ADR NEW  92857w209    1,508    51,093  SH          SOLE                  51,093
VODAFONE GROUP PLC SPONSORED A  SPONS ADR NEW  92857w209    2,138    72,466  SH          SOLE                                 72,466
WAL MART STORES INC             COMMON         931142103    1,200    22,771  SH          SOLE                  22,771
WAL MART STORES INC             COMMON         931142103      548    10,400  SH          SOLE                                 10,400
WALT DISNEY COMPANY (THE) CMN   COMMON         254687106    1,172    37,351  SH          SOLE                  37,351
WALT DISNEY COMPANY (THE) CMN   COMMON         254687106      741    23,600  SH          SOLE                                 23,600